Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 11,230	$ 7,671	$ 8,201
Interest expense	(52,308)	(48,198)	(49,491)
Foreign exchange gains/(losses)	(38,708)	(19,062)	$ (23,423)
Loss from derivative financial instruments	38,679	(21,745)
Net result	(41,107)	(81,334)
Other financial liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	(10,340)	(8,665)
Foreign exchange gains/(losses)	(13,672)	(11,511)
Loss from derivative financial instruments	0	0
Net result	(24,012)	(20,176)
Loans and receivables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	11,230	7,671
Interest expense	(41,968)	(39,533)
Foreign exchange gains/(losses)	(15,634)	4,737
Loss from derivative financial instruments	0	0
Net result	(46,372)	(27,125)
Assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	0	0
Interest expense	0	0
Foreign exchange gains/(losses)	(9,402)	(12,288)
Loss from derivative financial instruments	38,679	(21,745)
Net result	$ 29,277	$ (34,033)